Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ (2,805,000)	$ 0
Income tax interest and penalties	100,000	100,000	200,000
Income tax accrued and penalties	400,000	300,000
Scenario, Forecast
Income Tax Examination [Line Items]
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations				$ (900,000)